Common Stock Warrants (Details Narrative)	6 Months Ended
Jun. 30, 2018 $ / shares shares
Other Liabilities Disclosure [Abstract]
Warrants Granted | shares	2,511,990
Strike Price | $ / shares	$ 0.01
Warrant Term	5 years
Expiration Date	Apr. 20, 2023